SEGMENT INFORMATION - Revenue by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SEGMENT INFORMATION
Sale of goods and services	$ 237,835,325	$ 287,661,057	$ 420,438,539
Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	37,209,760	62,092,348	96,444,006
Crop protection
SEGMENT INFORMATION
Sale of goods and services	123,666,954	146,661,845	198,232,709
Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	76,958,611	78,906,864	125,761,824
Seed Treatments Packs | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	29,467,900	30,383,718	29,992,052
Seeds & HB4 Program | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	7,741,860	31,708,630	66,451,954
Adjuvants | Crop protection
SEGMENT INFORMATION
Sale of goods and services	47,052,883	56,028,936	56,634,128
Seed CP Products and Services | Crop protection
SEGMENT INFORMATION
Sale of goods and services	21,959,743	28,890,840	34,877,911
Bioprotection | Crop protection
SEGMENT INFORMATION
Sale of goods and services	713,218
Other CP Products and Services | Crop protection
SEGMENT INFORMATION
Sale of goods and services	53,941,110	61,742,069	106,720,670
Inoculants & Biofertilizers | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	11,126,281	22,445,093	21,943,467
Micro-beaded Fertilizers | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	60,713,874	$ 56,461,771	88,158,727
Biostimulants | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	$ 5,118,456
Syngenta up-front fee | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services			$ 15,659,630